Filed pursuant to Rule 497(e)

under the Securities Act of 1933, as amended

File Registration No.:  33-65632

SCHRODER SERIES TRUST

Supplement dated November 8, 2006 to

Statement of Additional Information dated August 30, 2006

and supplemented October 24, 2006

This supplement is being issued to rescind the change to the Statement of Additional Information for the Schroder Series Trust relating to the Schroder Strategic Bond Fund described by the Supplement to the Statement of Additional Information dated October 24, 2006.